                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082
                                   ---------

                                    CGM TRUST
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One International Place, Boston, Massachusetts 02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)        (Zip code)

                        Jeremiah J. Bresnahan, Jr., Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
-------------------------------------------------------------------------------
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end:  December 31, 2003
                          -----------------
Date of reporting period: December 31, 2003
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

74th Annual Report
December 31, 2003

A No-Load Fund

[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Mutual Fund increased 18.3% during the fourth quarter of 2003 while the unmanaged Standard and Poor's 500 Index grew 12.2% and the Merrill Lynch Master Bond Index increased 0.3%. For the year just ended, CGM Mutual Fund returned 39.7%; the unmanaged S&P 500 Index increased 28.7%; and the Merrill Lynch Master Bond Index grew 4.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy recovered much of its footing in 2003 though not without some twists and turns along the way. Corporate spending was sluggish in the first quarter leaving the consumer to carry the day. The first three months of the year witnessed a 2% gain in real Gross Domestic Product (GDP) at the same time the equity market gradually declined. The second quarter of the year brought more of the same but with one exception: investors began to anticipate a turnaround and optimism sent the S&P 500 Index rocketing up 15%. Primed by passage of the President's tax cut, continuing low interest rates, a weak dollar and robust government spending, the economy kicked back into motion. Investors had every reason to feel smug when the third quarter 2003 real GDP came in at a whopping 8.2% annual gain. At long last, business joined the party with corporate profits rebounding nicely and encouraging an increase in business spending. The consumer continued to contribute by spending at a moderate pace and for the first time in a long time, the farming sector showed up on the economic radar at the receiving end of higher grain and livestock prices. Though the news remained largely positive, there were some mixed signals toward the end of the year when on one hand, the Confidence Index and sales of Durable Goods slowed from the third quarter's hectic pace, and on the other, an index of manufacturing activity soared to a twenty year high in December.

We see little reason to believe the recovery shouldn't continue in 2004: there are few excesses in the economy, interest rates remain low and stimulative, and foreign economies have joined ours in the uptrend. We hope the employment picture will continue to brighten as 2004 progresses while the inflation rate remains below 2%. Currently, short term Treasury bills yield 91 basis points and the ten-year government bond yields about 4.25%, both low by historical standards. These rates offer little in the way of competition to equity prices which might allow the generous price-earnings relationships currently in place in the market to persist a while longer. Should this be the case, stocks could track corporate profits for a time leading to a nice gain from current levels. However, the market typically is fraught with risks and surprises to trip unwary investors. We believe the largest threat is the prospect of higher interest rates triggered by the strengthening economy or lifted by the Federal Reserve Board in an effort to bolster a weaker dollar. The other great unknown is terrorism. Acts of terror here or abroad could injure confidence and, at the very least, rattle the markets.

PORTFOLIO STRATEGY
CGM Mutual Fund remained approximately 73% invested in stocks and 26% in fixed income securities throughout 2003 reflecting our view that a strong economic recovery and favorable resolution of the Iraq crisis would have a positive impact on stock prices.

Homebuilding stocks comprised 27% of the Fund at the beginning of 2003. Despite significant appreciation in these stocks, the position was reduced to 21% of the Fund by year end. Health care services and insurance companies constituted 17% and 9% of the portfolio respectively in January 2003, but were replaced by metals and other cyclical companies as the economic outlook improved during the year.

One of our homebuilding companies gained more than 100%, and most of the other holdings had gains ranging up to 45% during the year. Investor concerns about industry conditions led to a decline of more than 15% in two of our health care service companies before they were sold.

The fixed income section of the Fund was invested in Treasury Bills and short-to-intermediate-term corporate bonds since we believed that interest rates had seen their lows.

CGM Mutual Fund's three largest positions were D.R. Horton, Inc., Lennar Corporation and United States Steel Corporation.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 2, 2004

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM MUTUAL FUND,
THE UNMANAGED S&P 500 INDEX, AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

        CGM Mutual Fund
  Average Annual Total Returns
---------------------------------
   1 year    5 year    10 year
   39.7%      1.8%      5.9%
---------------------------------
Past performance is no indication
      of future results

         CGM Mutual                     Unmanaged              Merrill Lynch
           Fund                       S&P 500 Index          Master Bond Index
------------------------------------------------------------------------------
         $10,000.00                    $10,000.00               $10,000.00
1994       9,030.00                     10,130.00                 9,720.00
1995      11,224.00                     13,929.00                11,518.00
1996      13,884.00                     17,132.00                11,933.00
1997      15,023.00                     22,855.00                13,090.00
1998      16,255.00                     29,391.00                14,255.00
1999      19,587.00                     35,563.00                14,113.00
2000      17,315.00                     32,327.00                15,764.00
2001      15,306.00                     28,480.00                17,072.00
2002      12,720.00                     22,186.00                18,848.00
2003      17,769.00                     28,553.00                19,621.00

CGM MUTUAL FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Cumulative Total Return for Periods Ended
December 31, 2003
                                                                    CGM
                                                                MUTUAL FUND
                                                              ---------------
10 Years ...................................................      +77.6%
 5 Years ...................................................      + 9.3
 1 Year ....................................................      +39.7
 3 Months ..................................................      +18.3

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 Capital Growth Management agreed to voluntarily waive a portion of the advisory fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, each total return for the period ending December 31, 2003 would have been lower. Capital Growth Management may discontinue this waiver at any time without further notice.

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below.

Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110.
Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                          NUMBER OF
                                                                                                         FUNDS IN THE
                                                                 PRINCIPAL OCCUPATION DURING              CGM FUNDS
                                         POSITION HELD AND            PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED       OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                  ---------------------     ---------------------------             ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner),             4
  age 63                                                             Harter, Secrest & Emery LLP
                                                                     (law firm); Trustee, TT
                                                                     International U.S.A. Master
                                                                     and Feeder Trusts (four
                                                                     mutual funds)

Robert B. Kittredge                   Trustee from 1990 to January   Retired; formerly Trustee, New           4
  age 83                              2004+                          England Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and          4
  age 78                                                             Chief Executive Officer,
                                                                     New England Deaconess
                                                                     Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner and Director,           4
  age 55                                                             Stratton Management Company
                                                                     (investment  management); Director
                                                                     and Vice President, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.         4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Investor Services Division,   4
  age 43                              and Anti-Money Laundering      CGM
  address:                            Compliance Officer
  222 Berkeley Street,                since 2002
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator,         4
  age 58                              since 1990                     CGM

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM          4
  age 48

Mary L. Stone*                        Assistant Vice President       Employee - Portfolio Transactions,       4
  age 59                              since 1990                     CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,      4
  age 42                                                             CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing,        4
  age 66                                                             CGM

+Mr. Kittredge passed away in January 2004.

                                                    CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1978 -- DECEMBER 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1978
-----------------------------------------------------------------------------------------------------------------------------------
                   -- AND HAD TAKEN ALL DIVIDENDS                      OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                      AND DISTRIBUTIONS IN CASH                            GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                 ------------------------------------------------------------------------------------------------------------------
                                          During the Year
                                      You Would Have Received                                           Which Would Represent
                                 ---------------------------------                                  -------------------------------
                                                                        The Value of                                A Cumulative
                  The Net                                               Your Original                                  Change
                Asset Value        Per Share           Per Share         Investment                     An            Expressed
      On          of Your        Capital Gains          Income             At Each                     Annual      As An Index With
   December     Share Would      Distributions       Distributions        Year End                  Total Return      December 31,
      31         Have Been            of                  of           Would Have Been                   of           1978 = 100.0
-----------------------------------------------------------------------------------------------------------------------------------

     1978         $12.83                                                                                                 100.0
     1979          13.81             --                $ 0.72               $ 14.59                   +  13.7%           113.7
     1980          14.85             --                  0.88                 16.75                   +  14.8            130.5
     1981          13.90             --                  0.97                 16.77                   +   0.1            130.6
     1982          18.16             --                  1.09                 23.65                   +  41.0            184.1
     1983          18.81             --                  1.09                 25.99                   +   9.9            202.3
     1984          17.01           $ 1.86                0.95                 27.63                   +   6.3            215.0
     1985          21.53             --                  1.08                 37.16                   +  34.5            289.2
     1986          22.86             2.75                0.94                 46.49                   +  25.1            361.8
     1987          20.40             4.52                1.06                 52.86                   +  13.7            411.4
     1988          19.94             --                  1.10                 54.55                   +   3.2            424.6
     1989          22.34             0.95                0.93                 66.39                   +  21.7            516.7
     1990          21.64             --                  0.93*                67.12                   +   1.1            522.4
     1991          26.80             2.64                0.97                 94.57                   +  40.9            736.1
     1992          26.02             1.42                0.93                100.34                   +   6.1            781.0
     1993          28.88             1.93                0.86                122.21                   +  21.8            951.3
     1994          25.05             --                  1.04                110.36                   -   9.7            859.0
     1995          29.43             0.89                0.77                137.18                   +  24.3           1067.7
     1996          31.42             4.15                0.74                169.69                   +  23.7           1320.7
     1997          25.52             7.81                0.67                183.60                   +   8.2           1429.0
     1998          26.36             0.25                0.98                198.66                   +   8.2           1546.2
     1999          27.28             3.54                0.84                239.39                   +  20.5           1863.2
     2000          23.38             --                  0.73                211.62                   -  11.6           1647.1
     2001          20.47             --                  0.20                187.07                   -  11.6           1456.0
     2002          16.65             --                  0.41                155.46                   -  16.9           1209.9
     2003          23.00             --                  0.23                217.18                   +  39.7           1690.2
                                   ------              ------                                         -------
      Totals                       $32.71              $21.11                                         +1590.2
-----------------------------------------------------------------------------------------------------------------------------------
 *Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
-----------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 per share of management fee in 2003. Otherwise, the annual total return for 2003 and cumulative 25-year return would have been lower.

                                         CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------
INVESTMENTS AS OF DECEMBER 31, 2003
COMMON STOCKS -- 73.0% OF TOTAL NET ASSETS
                                                                    SHARES           VALUE(a)
                                                                    ------           --------
BEVERAGES AND TOBACCO -- 5.0%
Altria Group, Inc..........................................          440,000      $  23,944,800
                                                                                  -------------
CHEMICALS - SPECIALTY -- 2.6%
Potash Corporation of Saskatchewan, Inc. ..................          142,200         12,297,456
                                                                                  -------------
ELECTRONIC COMPONENTS -- 5.5%
Harman International Industries, Inc. .....................          356,000         26,336,880
                                                                                  -------------
ENERGY -- 3.5%
XTO Energy, Inc. ..........................................          595,000         16,838,500
                                                                                  -------------
HEAVY CAPITAL GOODS -- 1.6%
PACCAR, Inc. ..............................................           90,000          7,660,800
                                                                                  -------------
HOME PRODUCTS AND COSMETIC -- 2.3%
The Procter & Gamble Company ..............................          107,000         10,687,160
                                                                                  -------------
HOUSING AND BUILDING MATERIALS -- 20.6%
D.R. Horton, Inc. .........................................        1,067,500         46,180,050
KB Home ...................................................          100,000          7,252,000
Lennar Corporation ........................................          467,000         44,832,000
                                                                                  -------------
                                                                                     98,264,050
                                                                                  -------------
LEISURE -- 3.0%
Polaris Industries, Inc. ..................................          162,000         14,349,960
                                                                                  -------------
MACHINERY  -- 4.0%
Deere & Company ...........................................          288,000         18,734,400
                                                                                  -------------
METALS AND MINING -- 9.8%
Inco Limited(b) ...........................................          610,000         24,290,200
Phelps Dodge Corporation(b) ...............................          296,500         22,560,685
                                                                                  -------------
                                                                                     46,850,885
                                                                                  -------------
MISCELLANEOUS -- 2.9%
3M Company ................................................          163,000         13,859,890
                                                                                  -------------
OIL - MAJOR INTEGRATED -- 6.5%
ChevronTexaco Corporation .................................          125,000         10,798,750
ConocoPhillips ............................................          310,000         20,326,700
                                                                                  -------------
                                                                                     31,125,450
                                                                                  -------------
STEEL -- 5.7%
United States Steel Corporation ...........................          780,000         27,315,600
                                                                                  -------------
TOTAL COMMON STOCKS (Identified Cost $248,833,544) ........                         348,265,831
                                                                                  -------------
BONDS AND BILLS -- 26.0%

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
CASINO HOTELS -- 10.4%
Harrahs Operating Company, Inc., 7.875%, 12/15/05 .........      $17,000,000         18,487,500
MGM Mirage, Inc., 8.50%, 9/15/10 ..........................       10,500,000         12,048,750
Park Place Entertainment, 9.375%, 2/15/07 .................       17,000,000         19,252,500
                                                                                  -------------
                                                                                     49,788,750
                                                                                  -------------
HEAVY CAPITAL GOODS -- 4.1%
Navistar International Corporation, 8.00%, 2/01/08 ........       19,150,000         19,676,625
                                                                                  -------------
RETAIL -- 0.7%
Gap, Inc., 10.55%, 12/15/08(c) ............................        2,500,000          3,081,250
                                                                                  -------------

UNITED STATES TREASURY -- 10.8%
United States Treasury Bills, 0.825%, 3/04/04 .............        7,000,000          6,989,752
United States Treasury Bills, 0.827%, 3/11/04 .............        9,000,000          8,985,339
United States Treasury Bills, 0.842%, 3/18/04 .............        8,000,000          7,985,424
United States Treasury Bills, 0.872%, 3/25/04 .............       22,000,000         21,954,812
United States Treasury Bills, 0.903%, 2/19/04 .............        5,800,000          5,792,737
                                                                                  -------------
                                                                                     51,708,064
                                                                                  -------------
TOTAL BONDS AND BILLS (Identified Cost $119,842,351) .......................        124,254,689
                                                                                  -------------

SHORT-TERM INVESTMENT -- 0.4%

American Express Credit Corporation, 0.7%, 1/02/04
(Cost $1,745,000) .........................................        1,745,000          1,745,000
                                                                                   ------------

TOTAL INVESTMENTS -- 99.4% (Identified Cost $370,420,895)(d) ...............        474,265,520
            Cash and receivables ...........................................         10,268,581
            Liabilities ....................................................        (7,387,121)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0% .................................................       $477,146,980
                                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Variable or floating rate security. Rate disclosed is as of December 31, 2003.
(d) Federal Tax Information: At December 31, 2003, the net unrealized appreciation on investments based on cost of $370,562,632 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................       $103,704,162
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................             (1,274)
                                                                                   ------------
    Net unrealized appreciation ............................................       $103,702,888
                                                                                   ============
    For tax purposes, as of December 31, 2003, there was undistributed ordinary income of $59,101 and no capital gains except for the unrealized appreciation/(depreciation).

                       See accompanying notes to financial statements.

                                        CGM MUTUAL FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2003

ASSETS
  Investments at value (Identified cost -- $370,420,895) ......................      $474,265,520
  Cash ........................................................................               357
  Receivable for:
    Securities sold ..........................................       $7,870,227
    Shares of the Fund sold ..................................          190,822
    Dividends and interest  ..................................        2,207,175        10,268,224
                                                                     -----------     ------------
                                                                                      484,534,101
                                                                                     ------------
LIABILITIES
  Payable for:
    Securities purchased .....................................        6,160,806
    Shares of the Fund redeemed ..............................          632,740
    Distributions declared ...................................          116,059         6,909,605
                                                                     ----------

  Accrued expenses:
    Management fees ..........................................          285,835
    Trustees' fees ...........................................           13,396
    Accounting and Administration fees .......................            6,000
    Transfer agent fees ......................................           95,427
    Other expenses ...........................................           76,858           477,516
                                                                     -----------     ------------
                                                                                        7,387,121
                                                                                     ------------
NET ASSETS ....................................................................      $477,146,980
                                                                                     ============
  Net Assets consist of:
    Capital paid-in ...........................................................      $548,687,479
    Undistributed net investment income .......................................            59,101
    Accumulated net realized loss .............................................      (175,444,225)
    Unrealized appreciation on investments -- net .............................       103,844,625
                                                                                     ------------
NET ASSETS ....................................................................      $477,146,980
                                                                                     ============
  Shares of beneficial interest outstanding, no par value .....................        20,743,516
                                                                                     ============
  Net asset value per share* ..................................................            $23.00
                                                                                           ======

* Shares of the Fund are sold and redeemed at net asset value ($477,146,980 / 20,743,516).

                         See accompanying notes to financial statements.

                             CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2003

INVESTMENT INCOME
  Income
    Dividends .............................................  $  2,964,553
    Interest ..............................................     6,336,270
                                                             ------------
                                                                9,300,823
                                                             ------------
  Expenses
    Management fees .......................................     3,644,174
    Trustees' fees ........................................        54,859
    Accounting and Administration .........................        72,000
    Custodian .............................................        94,150
    Transfer agent ........................................       598,253
    Audit and tax services ................................        30,250
    Legal .................................................       111,445
    Printing ..............................................        88,907
    Registration ..........................................        22,061
    Miscellaneous .........................................         2,219
                                                             ------------
                                                                4,718,318
    Less management fee waiver ............................      (389,086)
                                                             ------------
    Net expenses ..........................................     4,329,232
                                                             ------------
  Net investment income ...................................     4,971,591
                                                             ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net                        48,685,582
    Unrealized appreciation -- net ........................    86,362,496
                                                             ------------
    Net gain on investments ...............................   135,048,078
                                                             ------------

NET CHANGE IN ASSETS FROM OPERATIONS ......................  $140,019,669
                                                             ============

                See accompanying notes to financial statements.

                                     CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR ENDED DECEMBER 31,
                                                               --------------------------------
                                                                   2003                2002
                                                               ------------       -------------
OPERATIONS
  Net investment income ................................       $  4,971,591        $  6,129,108
  Net realized gain (loss) from investments ............         48,685,582         (57,018,525)
  Unrealized appreciation (depreciation) ...............         86,362,496         (26,219,508)
                                                               ------------       -------------
    Change in net assets from operations ...............        140,019,669         (77,108,925)
                                                               ------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...........................         (4,912,490)         (9,457,549)
                                                               ------------       -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................          5,504,010          15,897,436
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          4,312,749           8,290,622
                                                               ------------       -------------
                                                                  9,816,759          24,188,058
  Cost of shares redeemed ..............................        (43,865,798)        (60,504,411)
                                                               ------------       -------------
    Change in net assets derived from capital share
      transactions .....................................        (34,049,039)        (36,316,353)
                                                               ------------       -------------
  Total change in net assets ...........................        101,058,140        (122,882,827)

NET ASSETS
  Beginning of period ..................................        376,088,840         498,971,667
                                                               ------------       -------------
  End of the period (including undistributed net
    investment income of $59,101 and $0, respectively)         $477,146,980       $ 376,088,840
                                                               ============       =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................            286,614             765,722
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............            214,802             439,152
                                                               ------------       -------------
                                                                    501,416           1,204,874
  Redeemed .............................................         (2,345,801)         (2,996,184)
                                                               ------------       -------------
  Net change ...........................................         (1,844,385)         (1,791,310)
                                                               ============       =============

                     See accompanying notes to financial statements.

                                                CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                 YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------
                                               2003          2002        2001(a)         2000          1999
For a share of the Fund outstanding
  throughout each year:

Net asset value at the beginning of year        $16.65        $20.47        $23.38        $27.28        $26.36
Net investment income(b) ................         0.23(c)       0.26(c)       0.19          0.74          0.83
Dividends from net investment income ....        (0.23)        (0.41)        (0.20)        (0.73)        (0.84)
Net realized and unrealized gain (loss)
  on investments ........................         6.35         (3.67)        (2.90)        (3.91)         4.47
Distribution from net realized gain .....           --            --            --            --         (3.54)
                                                ------        ------        ------        ------        ------
Net increase (decrease) in net asset
  value .................................         6.35         (3.82)        (2.91)        (3.90)         0.92
                                                ------        ------        ------        ------        ------
Net asset value at end of year ..........       $23.00        $16.65        $20.47        $23.38        $27.28
                                                ======        ======        ======        ======        ======
Total Return (%) ........................         39.7(d)      (16.9)        (11.6)        (11.6)         20.5

Ratios:
Operating expenses to average net assets (%)      1.07          1.14          1.10          1.06          1.02
Operating expenses to average net assets
  before management fee waiver (%) ......         1.17           N/A           N/A           N/A           N/A
Net investment income to average net
  assets (%) ............................         1.23          1.30          1.00          2.99          2.86
Portfolio turnover (%) ..................          260           191           236           230           200
Net assets at end of year (in thousands) ($)   477,147       376,089       498,972       654,468       908,928

(a) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04, decrease net realized and unrealized gains and losses per share by $0.04, and increase the ratio of net investment income to average net assets from 0.82% to 1.00%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b) Net of management fee waiver which
    amounted to ($) .....................         0.02            N/A           N/A           N/A           N/A
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) The total return would have been lower had the management fee not been reduced during the period.

                                   See accompanying notes to financial statements.

                             CGM MUTUAL FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003, there were capital loss carryovers available to offset future realized gains of $47,193,787 expiring in year 2008, $70,624,117 expiring in year 2009 and $57,484,584 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $994,182,709 and $1,080,991,130, respectively. There were no purchases or sales of long-term United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2003, the Fund incurred management fees of $3,255,088, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion. Commencing July 1, 2003 CGM agreed to voluntarily waive a portion of the advisory fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. CGM may discontinue this waiver at any time without further notice.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $72,000, for the year ended December 31, 2003, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2003 was $5,336 per trustee for the Fund.

                             CGM MUTUAL FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2004

                             CGM MUTUAL FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies
    Call 800-345-4048

------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR03                                                      Printed in U.S.A.

CGM
REALTY FUND

10th Annual Report
December 31, 2003

A No-Load Fund

[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased 22.4% during the fourth quarter of 2003 while the unmanaged Standard and Poor's 500 Index grew 12.2% and the National Association of Real Estate Investment Trusts' Equity REIT Index increased 10.0%. For the year just ended, CGM Realty Fund returned 89.7%; the unmanaged S&P 500 Index increased 28.7%; and the NAREIT Equity REIT Index grew 37.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy recovered much of its footing in 2003 though not without some twists and turns along the way. Corporate spending was sluggish in the first quarter leaving the consumer to carry the day. The first three months of the year witnessed a 2% gain in real Gross Domestic Product (GDP) at the same time the equity market gradually declined. The second quarter of the year brought more of the same but with one exception: investors began to anticipate a turnaround and optimism sent the S&P 500 Index rocketing up 15%. Primed by passage of the President's tax cut, continuing low interest rates, a weak dollar and robust government spending, the economy kicked back into motion. Investors had every reason to feel smug when the third quarter 2003 real GDP came in at a whopping 8.2% annual gain. At long last, business joined the party with corporate profits rebounding nicely and encouraging an increase in business spending. The consumer continued to contribute by spending at a moderate pace and for the first time in a long time, the farming sector showed up on the economic radar at the receiving end of higher grain and livestock prices. Though the news remained largely positive, there were some mixed signals toward the end of the year when on one hand, the Confidence Index and sales of Durable Goods slowed from the third quarter's hectic pace, and on the other, an index of manufacturing activity soared to a twenty year high in December.

We see little reason to believe the recovery shouldn't continue in 2004: there are few excesses in the economy, interest rates remain low and stimulative, and foreign economies have joined ours in the uptrend. We hope the employment picture will continue to brighten as 2004 progresses while the inflation rate remains below 2%. Currently, short term Treasury bills yield 91 basis points and the ten-year government bond yields about 4.25%, both low by historical standards. These rates offer little in the way of competition to equity prices which might allow the generous price-earnings relationships currently in place in the market to persist a while longer. Should this be the case, stocks could track corporate profits for a time leading to a nice gain from current levels. However, the market typically is fraught with risks and surprises to trip unwary investors. We believe the largest threat is the prospect of higher interest rates triggered by the strengthening economy or lifted by the Federal Reserve Board in an effort to bolster a weaker dollar. The other great unknown is terrorism. Acts of terror here or abroad could injure confidence and, at the very least, rattle the markets.

PORTFOLIO STRATEGY
Homebuilders were CGM Realty Fund's predominant investment in 2003. The Fund entered the year with 61% of the portfolio invested in these companies in anticipation of greater than 20% earnings growth driven by a combination of organic market share gain, accretive acquisition and share repurchase. The homebuilder concentration rose to 77% of the Fund at year end. CGM Realty Fund continues to benefit from the strong performance of homebuilding stocks which are the driving force behind the Fund's 89.7% annual return but do not pay significant dividends.

We increased the Fund's weighting in hotel REITS from 14% in January 1, 2003 to 18% at year end. We believe leisure and business travel should benefit from the strengthening economy providing a recovery to this currently depressed sector. We cut our Mall REITs from 19% at the beginning of the year to a 5% weighting at year end to make room for hotel REITs and homebuilding stocks.

The homebuilders rose dramatically in 2003 with gains in those stocks we owned on January 1, 2003 ranging from 43% to 175% at year end. The performance of the hotel REITs was generally positive, though two declined over the year. At December 31, 2003, CGM Realty Fund's three largest positions were Hovnanian Enterprises, Inc., Ryland Group, Inc. and D.R. Horton, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 2, 2004

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM REALTY FUND,
AND THE UNMANAGED S&P 500 INDEX, AND THE NAREIT EQUITY REIT INDEX assuming reinvestment of dividends and capital gains

          CGM Realty Fund
    Average Annual Total Returns
-------------------------------------
     1 year    5 year    10 year
     89.7%     22.3%     17.5%
*(Annualized from 5/13/94 - 12/31/03)
-------------------------------------
  Past performance is no indication
        of future results

            CGM Realty             Unmanaged              NAREIT Equity
              Fund               S&P 500 Index              Reit Index
-------------------------------------------------------------------------
5/13/94     $10,000.00            $10,000.00               $10,000.00
1994         10,020.00             10,340.00                10,320.00
1995         12,004.00             14,218.00                11,899.00
1996         17,298.00             17,488.00                16,099.00
1997         21,916.00             23,328.00                19,367.00
1998         17,270.00             30,000.00                15,978.00
1999         17,719.00             36,300.00                15,243.00
2000         22,893.00             32,997.00                19,267.00
2001         24,061.00             29,070.00                21,946.00
2002         24,903.00             22,646.00                22,779.00
2003         47,240.00             29,145.00                31,231.00

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------

Cumulative Total Return for Periods
Ended December 31, 2003

                                                       CGM
                                                   REALTY FUND
                                                     --------
5 Years ........................................     +173.6%
1 Year .........................................     + 89.7
3 Months .......................................     + 22.4

The Fund's average annual total return since inception (May 13, 1994) through December 31, 2003 is +17.5%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return since inception would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below.

Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110.
Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                          NUMBER OF
                                                                                                         FUNDS IN THE
                                                                 PRINCIPAL OCCUPATION DURING              CGM FUNDS
                                         POSITION HELD AND            PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED       OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                  ---------------------     ---------------------------             ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner),             4
  age 63                                                             Harter, Secrest & Emery LLP
                                                                     (law firm); Trustee, TT
                                                                     International U.S.A. Master
                                                                     and Feeder Trusts (four
                                                                     mutual funds)

Robert B. Kittredge                   Trustee from 1990 to           Retired; formerly Trustee, New           4
  age 83                              January 2004+                  England Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and          4
  age 78                                                             Chief Executive Officer,
                                                                     New England Deaconess
                                                                     Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner and Director,           4
  age 55                                                             Stratton Management Company
                                                                     (investment  management); Director
                                                                     and Vice President, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.         4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Investor Services Division,   4
  age 43                              and Anti-Money Laundering      CGM
  address:                            Compliance Officer
  222 Berkeley Street,                since 2002
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator,         4
  age 58                              since 1990                     CGM

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM          4
  age 48

Mary L. Stone*                        Assistant Vice President       Employee - Portfolio Transactions,       4
  age 59                              since 1990                     CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,      4
  age 42                                                             CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing,        4
  age 66                                                             CGM

+Mr. Kittredge passed away in January 2004.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2003

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 22.7%
                                                                  SHARES          VALUE(a)

HOTELS -- 17.5%
FelCor Lodging Trust, Inc.(b) ..............................       2,727,600      $ 30,221,808
Host Marriott Corporation(b) ...............................       2,830,000        34,865,600
LaSalle Hotel Properties ...................................       1,515,300        28,108,815
MeriStar Hospitality Corporation(b) ........................       2,972,400        19,350,324
                                                                                  ------------
                                                                                   112,546,547
                                                                                  ------------

RETAIL -- 5.2%
Chelsea Property Group, Inc. ...............................         597,000        32,721,570
Rouse Company ..............................................          20,000           940,000
                                                                                  ------------
                                                                                    33,661,570
                                                                                  ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS ........................................       146,208,117
                                                                                  ------------

HOUSING AND BUILDING MATERIALS -- 76.7%
Centex Corporation .........................................         355,000        38,215,750
D.R. Horton, Inc. ..........................................       1,047,100        45,297,546
Hovnanian Enterprises, Inc.(b) .............................         846,500        73,696,290
KB Home ....................................................         185,000        13,416,200
Lennar Corporation; Class A ................................         390,000        37,440,000
Lennar Corporation; Class B ................................          39,000         3,564,600
M.D.C. Holdings, Inc. ......................................         581,680        37,518,360
Meritage Corporation(b) ....................................         628,900        41,702,359
NVR, Inc.(b) ...............................................          33,300        15,517,800
Pulte Homes, Inc. ..........................................         372,000        34,826,640
Ryland Group, Inc. .........................................         540,800        47,936,512
Standard Pacific Corporation ...............................         800,000        38,840,000
Toll Brothers, Inc.(b) .....................................         905,000        35,982,800
William Lyon Homes(b) ......................................         485,700        30,487,389
                                                                                  ------------
                                                                                   494,442,246
                                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $379,813,998) .........................       640,650,363
                                                                                  ------------

                                                                      FACE
SHORT-TERM INVESTMENT -- 1.1%                                        AMOUNT          VALUE(a)

    American Express Credit Corporation, 0.7%, 1/02/04 (Cost
      $6,955,000) ..........................................      $6,955,000      $  6,955,000
                                                                                  ------------

TOTAL INVESTMENTS -- 100.5% (Identified Cost $386,768,998)(c)...............       647,605,363
            Cash and receivables ...........................................         5,036,479
            Liabilities ....................................................        (8,222,204)
                                                                                  ------------
TOTAL NET ASSETS -- 100% ...................................................      $644,419,638
                                                                                  ============

(a) See Note 1A.
(b) Non-income producing security.
(c) Federal Tax Information: At December 31, 2003 the net unrealized appreciation on investments based on cost of $387,080,301 for
    Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost .............................      $260,525,062
    Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value .............................                 0
                                                                                  ------------
Net unrealized appreciation ................................................      $260,525,062
                                                                                  ============

For tax purposes, as of December 31, 2003, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/(depreciation).

The Fund designated $14,762,160 as long-term capital gains distribution.

                    See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2003

ASSETS
 Investments at value (Identified
  cost -- $386,768,998) .......................................    $647,605,363
 Cash .........................................................           3,690
 Receivable for:
  Securities sold ..............................   $  2,574,268
  Shares of the Fund sold ......................      2,300,915
  Dividends and interest .......................        157,606       5,032,789
                                                   ------------    ------------
                                                                    652,641,842
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased .........................      3,322,876
  Shares of the Fund redeemed ..................      3,361,570
  Distributions declared .......................        939,925       7,624,371
                                                   ------------

 Accrued expenses:
  Management fees ..............................        457,273
  Trustees' fees ...............................         12,517
  Accounting and Administration fees ...........          5,583
  Transfer agent fees ..........................         46,780
  Other expenses ...............................         75,680         597,833
                                                   ------------    ------------
                                                                      8,222,204
                                                                   ------------
NET ASSETS ....................................................    $644,419,638
                                                                   ============
 Net Assets consist of:
  Capital paid-in .............................................    $383,894,577
  Accumulated net realized loss on investments and foreign
    currency -- net ...........................................        (311,304)
  Unrealized appreciation on investments -- net ...............     260,836,365
                                                                   ------------
NET ASSETS ....................................................    $644,419,638
                                                                   ============
 Shares of beneficial interest
  outstanding, no par value  ..................................      26,039,002
                                                                   ============
 Net asset value per share* ...................................          $24.75
                                                                   ============
* Shares of the Fund are sold and redeemed at net asset value
  ($644,419,638 / 26,039,002).

                      See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2003

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of
   $39,908) ................................................      $  5,393,643
  Interest .................................................            41,845
                                                                  ------------
                                                                     5,435,488
                                                                  ------------
 Expenses
  Management fees ..........................................         3,888,854
  Trustees' fees ...........................................            51,347
  Accounting and Administration ............................            67,000
  Custodian ................................................           102,004
  Transfer agent ...........................................           307,000
  Audit and tax services ...................................            39,500
  Legal ....................................................           135,919
  Printing .................................................            56,216
  Registration .............................................            28,829
  Line of credit commitment fee ............................            20,275
  Miscellaneous ............................................             2,167
                                                                  ------------
                                                                     4,699,111
                                                                  ------------
 Net investment income .....................................           736,377
                                                                  ------------
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain on investments and
  foreign currency transactions -- net......................        40,262,853
 Unrealized appreciation -- net ............................       250,099,843
                                                                  ------------

 Net gain on investments and foreign currency transactions..       290,362,696
                                                                  ------------

NET CHANGE IN ASSETS FROM
 OPERATIONS ................................................      $291,099,073
                                                                  ============

                      See accompanying notes to financial statements.

                                         CGM REALTY FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED DECEMBER 31,
                                                            ------------------------------------
                                                                    2003               2002
                                                               -------------      -------------
FROM OPERATIONS
  Net investment income ..................................     $     736,377      $  11,037,715
  Net realized gain from investments and foreign currency
    transactions .........................................        40,262,853         25,956,507
  Unrealized appreciation (depreciation) .................       250,099,843        (21,006,423)
                                                               -------------      -------------
    Change in net assets from operations .................       291,099,073         15,987,799
                                                               -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................          (746,112)       (15,352,141)
  Net realized long-term capital gain on investments .....       (14,565,744)         --
                                                               -------------      -------------
                                                                 (15,311,856)       (15,352,141)
                                                               -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       248,974,108        169,671,765
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................           628,473         13,193,148
    Distributions from net long-term capital realized gain        12,542,810          --
                                                               -------------      -------------
                                                                 262,145,391        182,864,913
  Cost of shares redeemed ................................      (233,269,827)      (226,900,161)
                                                               -------------      -------------
    Change in net assets derived from capital share
     transactions ........................................        28,875,564        (44,035,248)
                                                               -------------      -------------
  Total change in net assets .............................       304,662,781        (43,399,590)

NET ASSETS
  Beginning of period ....................................       339,756,857        383,156,447
                                                               -------------      -------------

  End of period ..........................................     $ 644,419,638      $ 339,756,857
                                                               =============      =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................        12,424,150         10,995,860
  Issued in connection with reinvestment of:
    Dividends from net investment income .................            38,971            939,628
    Distributions from net long-term capital realized gain           519,300          --
                                                               -------------      -------------
                                                                  12,982,421         11,935,488
  Redeemed ...............................................       (12,323,869)       (15,005,961)
                                                               -------------      -------------
  Net change .............................................           658,552         (3,070,473)
                                                               =============      =============

                      See accompanying notes to financial statements.

                                                       CGM REALTY FUND
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2003              2002             2001            2000            1999
                                                     ------            ------           ------          ------          ------
For a share of the Fund outstanding throughout
  each year:

Net asset value at the beginning of year .....       $13.39            $13.47           $13.53          $11.08          $11.59
                                                     ------            ------           ------          ------          ------

Net investment income ........................         0.03(a)           0.40(a)          0.48(a)         0.52            0.65

Dividends from net investment income .........        (0.04)            (0.58)           (0.71)          (0.73)          (0.65)
Distribution from net long-term realized gain         (0.56)           --                --              --              --
Distribution from tax return of capital ......       --                --                --              --              (0.16)
                                                     ------            ------           ------          ------          ------
Total Distributions ..........................        (0.60)            (0.58)           (0.71)          (0.73)          (0.81)
                                                     ------            ------           ------          ------          ------

Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions ...............................        11.93              0.10             0.17            2.66           (0.35)
                                                     ------            ------           ------          ------          ------
Net increase (decrease) in net asset value ...        11.36             (0.08)           (0.06)           2.45           (0.51)
                                                     ------            ------           ------          ------          ------
Net asset value at end of year ...............       $24.75            $13.39           $13.47          $13.53          $11.08
                                                     ======            ======           ======          ======          ======

Total Return (%) .............................         89.7               3.5              5.1            29.2             2.6

Ratios:
Operating expenses to average net assets (%) .         1.02              1.03             1.00            1.02            1.06
Net investment income to average net assets (%)        0.16              2.70             3.63            4.27            5.50
Portfolio turnover (%) .......................           68               173              131              78              49

Net assets at end of year (in thousands) ($) .      644,420           339,757          383,156         499,922         371,830

(a) Per share net investment income has been calculated using the average shares outstanding during the period.

                                       See accompanying notes to financial statements.

                                 CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003 there were no capital loss carryovers available to offset future realized gains.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to REITs and foreign exchange gains/ (losses). The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $323,179,189 and $309,311,491, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2003, the Fund incurred management fees of $3,888,854, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2003 these expenses amounted to $67,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund is responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2003 was $4,634 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2003.

                      See accompanying notes to financial statements.

                                 CGM REALTY FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2004

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies

    Call 800-345-4048

------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR03                                                      Printed in U.S.A.

CGM
FOCUS FUND

7th Annual Report
December 31, 2003

A No-Load Fund


[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund grew 20.6% during the fourth quarter of 2003 while the unmanaged Standard and Poor's 500 Index increased 12.2%. For the year just ended, CGM Focus Fund increased 66.5% and the unmanaged S&P 500 Index returned 28.7%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy recovered much of its footing in 2003 though not without some twists and turns along the way. Corporate spending was sluggish in the first quarter leaving the consumer to carry the day. The first three months of the year witnessed a 2% gain in real Gross Domestic Product (GDP) at the same time the equity market gradually declined. The second quarter of the year brought more of the same but with one exception: investors began to anticipate a turnaround and optimism sent the S&P 500 Index rocketing up 15%. Primed by passage of the President's tax cut, continuing low interest rates, a weak dollar and robust government spending, the economy kicked back into motion. Investors had every reason to feel smug when the third quarter 2003 real GDP came in at a whopping 8.2% annual gain. At long last, business joined the party with corporate profits rebounding nicely and encouraging an increase in business spending. The consumer continued to contribute by spending at a moderate pace and for the first time in a long time, the farming sector showed up on the economic radar at the receiving end of higher grain and livestock prices. Though the news remained largely positive, there were some mixed signals toward the end of the year when on one hand, the Confidence Index and sales of Durable Goods slowed from the third quarter's hectic pace, and on the other, an index of manufacturing activity soared to a twenty year high in December.

We see little reason to believe the recovery shouldn't continue in 2004: there are few excesses in the economy, interest rates remain low and stimulative, and foreign economies have joined ours in the uptrend. We hope the employment picture will continue to brighten as 2004 progresses while the inflation rate remains below 2%. Currently, short term Treasury bills yield 91 basis points and the ten-year government bond yields about 4.25%, both low by historical standards. These rates offer little in the way of competition to equity prices which might allow the generous price-earnings relationships currently in place in the market to persist a while longer. Should this be the case, stocks could track corporate profits for a time leading to a nice gain from current levels. However, the market typically is fraught with risks and surprises to trip unwary investors. We believe the largest threat is the prospect of higher interest rates triggered by the strengthening economy or lifted by the Federal Reserve Board in an effort to bolster a weaker dollar. The other great unknown is terrorism. Acts of terror here or abroad could injure confidence and, at the very least, rattle the markets.

PORTFOLIO STRATEGY
CGM Focus Fund remained fully invested throughout 2003 in anticipation of a strong economic recovery. The Fund started the year with 28% of the portfolio in homebuilding stocks, 24% in consumer durables, 13% in auto dealers and 11% in other retailers. We reduced the homebuilding position to 22% of the portfolio at year end despite major appreciation of these stocks and shifted most of the consumer stocks into steel and other metal mining companies. We believe our steel and mining companies will benefit from a strong global economy in 2004 as well as from a weaker dollar and production capacity limitations.

Homebuilders were our strongest stocks in 2003. Three of our homebuilding stocks produced gains of more than 145% and three others appreciated more than 85%. Many of our other stocks gained in excess of 40% reflecting broad market strength last year. The Fund's strongest non-homebuilding gains were in United States Steel Corporation (+115%) and Schnitzer Steel Industries, Inc. (+183%). We incurred significant losses in an airline, a technology stock and a consumer electronics company. On December 31, 2003, CGM Focus Fund's three largest holdings were United States Steel Corporation, Schnitzer Steel Industries, Inc. and Hovnanian Enterprises, Inc.

                                            /s/ Robert L. Kemp

                                                Robert L. Kemp
                                                President

                                            /s/ G. Kenneth Heebner

                                                G. Kenneth Heebner
                                                Portfolio Manager

January 2, 2004

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CGM FOCUS FUND AND
THE UNMANAGED S&P 500 INDEX
assuming reinvestment of dividends and capital gains

         CGM Focus Fund
   Average Annual Total Returns
------------------------------------
    1 year    5 year    10 year
    66.5%      27.5%     20.6%
*(Annualized from 9/3/97 - 12/31/03)
------------------------------------
Past performance is no indication
      of future results

                              CGM Focus              Unmanaged
                                Fund                S&P 500 Index
              ---------------------------------------------------
                              $10,000.00             $10,000.00
              1997              9,380.00              10,490.00
              1998              9,708.00              13,490.00
              1999             10,534.00              16,323.00
              2000             16,211.00              14,838.00
              2001             23,944.00              13,072.00
              2002             19,682.00              10,183.00
              2003             32,770.00              13,106.00

CGM FOCUS FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Realty Fund.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2003

                                                                     CGM FOCUS
                                                                       FUND
                                                                     ---------
5 Years ........................................................      +237.3%
1 Year .........................................................      + 66.5
3 Months .......................................................      + 20.6

The Fund's average annual total return since inception (September 3, 1997) through December 31, 2003 is +20.6%. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's total return since inception and for the five-year period ended December 31, 2003 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

The Fund is supervised by the board of trustees of CGM Trust (the "Trust"). The trustees and officers of the Trust, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Trust noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment adviser, as described in the table below.

Unless otherwise noted below, the address of each interested trustee and officer is One International Place, Boston, Massachusetts 02110.
Correspondence intended for the trustees who are not "interested persons" of the Trust may be sent c/o Capital Growth Management, One International Place, Boston, Massachusetts 02110.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                          NUMBER OF
                                                                                                         FUNDS IN THE
                                                                 PRINCIPAL OCCUPATION DURING              CGM FUNDS
                                         POSITION HELD AND            PAST 5 YEARS AND                     COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED       OTHER DIRECTORSHIPS HELD                OVERSEEN
---------------------                  ---------------------     ---------------------------             ------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993             Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

Robert L. Kemp*                       Trustee since 1990             Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing
                                                                     partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993             Counsel (formerly, Partner),             4
  age 63                                                             Harter, Secrest & Emery LLP
                                                                     (law firm); Trustee, TT
                                                                     International U.S.A. Master
                                                                     and Feeder Trusts (four
                                                                     mutual funds)

Robert B. Kittredge                   Trustee from 1990 to January   Retired; formerly Trustee, New           4
  age 83                              2004+                          England Zenith Fund

Laurens MacLure                       Trustee since 1990             Retired; formerly President and          4
  age 78                                                             Chief Executive Officer,
                                                                     New England Deaconess
                                                                     Hospital; formerly Trustee,
                                                                     New England Zenith Fund; formerly
                                                                     Director, Massachusetts Blue Cross/
                                                                     Blue Shield

James Van Dyke Quereau, Jr.           Trustee since 1993             Managing Partner and Director,           4
  age 55                                                             Stratton Management Company
                                                                     (investment  management); Director
                                                                     and Vice President, Semper Trust Co.

J. Baur Whittlesey                    Trustee since 1990             Member, Ledgewood Law Firm, P.C.         4
  age 57

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990      Employee, CGM; Part Owner,               4
  age 63                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Robert L. Kemp*                       President since 1990           Employee, CGM; Part Owner,               4
  age 71                                                             Kenbob, Inc. (managing partner
                                                                     of CGM)

Kathleen S. Haughton*                 Vice President since 1992      Employee - Investor Services Division,   4
  age 43                              and Anti-Money Laundering      CGM
  address:                            Compliance Officer
  222 Berkeley Street,                since 2002
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary   Employee - Office Administrator,         4
  age 58                              since 1990                     CGM

Martha I. Maguire*                    Vice President since 1994      Employee - Funds Marketing, CGM          4
  age 48

Mary L. Stone*                        Assistant Vice President       Employee - Portfolio Transactions,       4
  age 59                              since 1990                     CGM

Frank N. Strauss*                     Treasurer since 1992           Employee - Chief Financial Officer,      4
  age 42                                                             CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992      Employee - Director of Marketing,        4
  age 66                                                             CGM

+ Mr. Kittredge passed away in January 2004.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 2003

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS

                                                       SHARES        VALUE(a)
                                                       ------        --------
CHEMICALS - SPECIALTY -- 0.9%
Potash Corporation of Saskatchewan, Inc. ..........     80,000     $  6,918,400
                                                                   ------------
CONSUMER DURABLES -- 8.1%
Fleetwood Enterprises, Inc.(b) ....................  2,111,800       21,667,068
Thor Industries, Inc. .............................    729,000       40,984,380
                                                                   ------------
                                                                     62,651,448
                                                                   ------------
ELECTRONIC  COMPONENTS -- 5.4%
Harman International Industries, Inc. .............    564,000       41,724,720
                                                                   ------------
ENERGY -- 3.3%
XTO Energy, Inc. ..................................    910,000       25,753,000
                                                                   ------------
HOUSING AND BUILDINGS MATERIALS -- 21.9%
D.R. Horton, Inc. .................................    420,000       18,169,200
Hovnanian Enterprises, Inc.(b) ....................    562,000       48,927,720
Lennar Corporation ................................    335,000       32,160,000
Meritage Corporation(b) ...........................    412,800       27,372,768
Ryland Group, Inc. ................................    449,000       39,799,360
Standard Pacific Corporation ......................     66,000        3,204,300
                                                                   ------------
                                                                    169,633,348
                                                                   ------------
LEISURE -- 4.5%
Polaris Industries, Inc. ..........................    396,300       35,104,254
                                                                   ------------
MACHINERY -- 1.7%
Deere & Company ...................................    205,000       13,335,250
                                                                   ------------
METALS AND MINING -- 19.7%
Companhia Vale do Rio Doce ADR(c) .................    635,000       37,147,500
Inco Limited(b) ...................................  1,036,000       41,253,520
Phelps Dodge Corporation(b) .......................    568,000       43,219,120
Randgold & Exploration Company Limited ADR(b)(c) ..    785,000       12,873,215
Southern Peru Copper Corporation ..................    379,800       17,911,368
                                                                   ------------
                                                                    152,404,723
                                                                   ------------
OIL - INDEPENDENT PRODUCTION -- 1.7%
Devon Energy Corporation ..........................    235,000       13,456,100
                                                                   ------------
OIL - MAJOR INTEGRATED -- 2.8%
ConocoPhillips ....................................    332,000       21,769,240
                                                                   ------------
STEEL -- 22.2%
Companhia Siderurgica Nacional ADR(c) .............    557,900       29,903,440
International Steel Group, Inc.(b) ................    910,000       35,444,500
Schnitzer Steel Industries, Inc. ..................    825,000       49,912,500
United States Steel Corporation ...................  1,615,000       56,557,300
                                                                   ------------
                                                                    171,817,740
                                                                   ------------
TELEPHONE -- 4.5%
Mobile TeleSystems OJSC ADR(c) ....................    249,500       20,658,600
Vimpel-Communications ADR(b)(c) ...................    196,200       14,420,700
                                                                   ------------
                                                                     35,079,300
                                                                   ------------
TRANSPORTATION -- 2.9%
Overseas Shipholding Group, Inc....................    660,000       22,473,000
                                                                   ------------

TOTAL COMMON STOCKS (Identified Cost $525,796,452).                 772,120,523
                                                                   ------------
SHORT-TERM INVESTMENT -- 1.3%

                                                       FACE
                                                      AMOUNT
                                                      ------

   American Express Credit Corporation, 0.7%,
     1/02/04 (Cost $10,455,000) .................. $10,455,000       10,455,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.9% (Identified Cost
  $536,251,452)(d) ..........................................       782,575,523
   Cash and receivables .....................................        15,766,942
   Liabilities ..............................................       (22,843,361)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ..................................      $775,499,104
                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At December 31, 2003 the net unrealized appreciation on investments based on cost of $541,191,423 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost ..............................................      $241,719,008
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value ............................................          (334,908)
                                                                   ------------
    Net unrealized appreciation .............................      $241,384,100
                                                                   ============

    For tax purposes, as of December 31, 2003, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/(depreciation).

                            See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS
 Investments at value (Identified
  cost -- $536,251,452) ......................................   $  782,575,523
 Cash ........................................................              614
 Receivable for:
  Securities sold ..............................   $ 8,904,924
  Shares of the Fund sold                            6,779,338
  Dividends and interest .......................        82,066       15,766,328
                                                   -----------     ------------
                                                                    798,342,465
                                                                   ------------

LIABILITIES
 Payable for:
  Securities purchased .........................    18,030,745
  Shares of the Fund
   redeemed ....................................     4,051,053
  Withholding tax ..............................           860       22,082,658
                                                   -----------
 Accrued expenses:
  Management fees ..............................       607,866
  Trustees' fees ...............................        13,296
  Accounting and
   Administration fees .........................         5,944
  Transfer agent fees ..........................        52,516
  Other expenses ...............................        81,081          760,703
                                                   -----------     ------------
                                                                     22,843,361
                                                                   ------------
NET ASSETS ...................................................     $775,499,104
                                                                   ============
 Net Assets consist of:
  Capital paid-in ............................................     $612,372,210
  Accumulated net realized loss...............................      (83,197,234)
  Unrealized appreciation on investments -- net ..............      246,324,128
                                                                   ------------
NET ASSETS ...................................................     $775,499,104
                                                                   ============
 Shares of beneficial interest outstanding, no
   par value .................................................       25,913,634
                                                                     ==========
 Net asset value per share* ..................................           $29.93
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($775,499,104 / 25,913,634).

                See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $1,555) .............      $  1,238,107
  Interest .................................................            40,022
                                                                  ------------
                                                                     1,278,129
                                                                  ------------
 Expenses
  Management fees ..........................................         4,814,634
  Trustees' fees ...........................................            54,462
  Accounting & Administration ..............................            71,325
  Custodian ................................................           109,432
  Transfer agent ...........................................           389,893
  Audit and tax services ...................................            30,500
  Legal ....................................................           128,729
  Printing .................................................            63,613
  Registration .............................................            39,197
  Line of credit commitment fee ............................            25,347
  Miscellaneous ............................................             2,219
                                                                  ------------
                                                                     5,729,351
                                                                  ------------
 Net investment loss .......................................        (4,451,222)
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments -- net .......................        13,061,045
 Unrealized appreciation -- net ............................       245,887,589
                                                                  ------------
 Net gain on investments ...................................       258,948,634
                                                                  ------------

NET CHANGE IN ASSETS FROM OPERATIONS .......................      $254,497,412
                                                                  ============

                       See accompanying notes to financial statements.

                                             CGM FOCUS FUND
--------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------
                                                                    2003                       2002
                                                                -------------             -------------
FROM OPERATIONS
  Net investment loss .....................................     $  (4,451,222)            $  (4,557,849)
  Net realized gain (loss) from investments ...............        13,061,045               (95,351,580)
  Unrealized appreciation (depreciation) ..................       245,887,589               (41,084,814)
                                                                 ------------              ------------
    Change in net assets from operations ..................       254,497,412              (140,994,243)
                                                                 ------------              ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ............................       336,779,934               775,468,477
  Cost of shares redeemed .................................      (199,761,235)             (500,053,695)
                                                                 ------------              ------------
    Change in net assets derived from capital share
      transactions ........................................       137,018,699               275,414,782
                                                                 ------------              ------------
  Total change in net assets ..............................       391,516,111               134,420,539

NET ASSETS
  Beginning of period .....................................       383,982,993               249,562,454
                                                                 ------------              ------------
  End of period ...........................................      $775,499,104              $383,982,993
                                                                 ============              ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ..............................        13,886,340                32,682,337
  Redeemed ................................................        (9,326,460)              (22,741,631)
                                                             ----------------          ----------------
  Net change ..............................................         4,559,880                 9,940,706
                                                                 ============              ============

                            See accompanying notes to financial statements.

                                                        CGM FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                             YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------------
                                                     2003             2002             2001            2000            1999
                                                    ------           ------           ------          ------          ------
For a share of the Fund outstanding throughout
  the year:
Net asset value at the beginning of year .....      $17.98           $21.87           $15.80          $10.50          $ 9.71
                                                    ------           ------           ------          ------          ------
Net investment income (loss) (a) .............       (0.21)(b)        (0.21)(b)         0.01            0.36            0.03
Dividends from net investment income .........        --               --              (0.01)          (0.36)          (0.03)
Net realized and unrealized gain (loss) on
  investments ................................       12.16            (3.68)            7.51            5.30            0.79
Distribution from net realized gain ..........        --               --              (1.44)           --              --
                                                    ------           ------           ------          ------          ------
Net increase (decrease) in net asset value ...       11.95            (3.89)            6.07            5.30            0.79
                                                    ------           ------           ------          ------          ------
Net asset value at end of year ...............      $29.93           $17.98           $21.87          $15.80          $10.50
                                                    ======           ======           ======          ======          ======

Total Return (%) .............................        66.5            (17.8)            47.7(c)         53.9(c)          8.5(c)

Ratios:
Operating expenses to average net assets (%) .        1.18             1.20(d)          1.20(d)         1.21(d)         1.21(d)
Operating expenses to average net assets
  before expense limitation (%) ..............         N/A              N/A             1.32            1.65            1.55
Net investment income (loss) to average net
  assets (%) .................................       (0.92)           (0.98)            0.11            3.02            0.23
Portfolio turnover (%) .......................         204              155              254             551             288

Net assets at end of period (in thousands) ($)     775,499          383,983          249,562          78,889          68,876

(a) Net of reimbursement which amounted to ($)         N/A              N/A             0.01            0.05            0.04

(b) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had certain expenses not been reduced during the period.
(d) Includes the dividend expense on short sales.

                            See accompanying notes to financial statements.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securites which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2003, there were capital loss carryovers available to offset future realized gains of $78,257,264 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to net investment loss write off. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. There were no securities sold short or securities held in a segregated account at December 31, 2003.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2003, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,125,023,773 and $995,333,763, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2003, the Fund incurred management fees of $4,814,634, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 2003 these expenses amounted to $71,325 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2003 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $4,500 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the year ended December 31, 2003 was $5,257 per trustee for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 2003.

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2004

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges
    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

[ ] Proxy Voting Policies

Call 800-345-4048

------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR03                                                        Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

CGM Trust, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (the "Code"). The Code is filed herewith as Exhibit 99.CODE ETH. There were no amendments to the Code during the fiscal year ended December 31, 2003. There were no waivers or implicit waivers from the Code granted by the registrant during the fiscal year ended December 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James Van Dyke Quereau, Jr. James Van Dyke Quereau, Jr. is "independent" as defined in in Item 3(a)(2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    (a) Audit Fee: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of CGM Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are the following:
          2002 - $80,250 and 2003 - $80,250.

    (b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of CGM Trust's financial statements and are not reported under paragraph (a) of this Item are the following: 2002 - $0 and 2003 - $0.

    (c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are the following:
          2002 - $20,000 and 2003 - $11,000. The nature of the services comprising the fees disclosed under this category is tax compliance and tax advice related to the preparation and review of annual income and excise tax returns.

    (d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are the following: 2002 - $0 and 2003 - $0.

    (e) (1) The audit committee's pre-approval policies and procedures is to review on a case by case basis before entering into a non-audit service provided by the principal accountant. (2) 0% of services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f) Not applicable.

    (g) The aggregate non-audit fees billed by CGM Trust's accountant for services rendered to CGM Trust, and rendered to CGM Trust's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of CGM Trust are the following: 2002 - $20,000 and 2003 - $11,000.

    (h) There were no non-audit services that were rendered to the CGM Trust's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to CGM Trust, thus no consideration by CGM Trust's audit committee of the board of directors was necessary to determine if services were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

                       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                       Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

                       Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on this report is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics described in Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(b) Certifications for each principal executive officer and principal financial officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: February 25, 2004


By:   /S/ Frank N. Strauss
      Frank N. Strauss
      CFO & Treasurer
      Principal Financial Officer

Date: February 25, 2004